INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Statutory income tax (benefit) provision					$ (7.3)	$ (19.0)	$ (56.0)
Income tax (benefit) provision	$ 19.2	$ 7.1	$ 7.0	$ 23.9	9.2	32.7	14.4
Income tax expense related to non-deductible share-based compensation					16.9
Increase in valuation allowance					(6.5)	(12.0)	2.2
Income tax expense related to estimated book-tax differences that are permanent in nature					10.3		26.0
TRA liability	$ 258.0		$ 258.0
Income Tax Contingency [Line Items]
Statutory income tax (benefit) provision					$ (7.3)	$ (19.0)	$ (56.0)
LIBOR
Income Tax Contingency [Line Items]
TRA interest due on past due amounts, basis spread on variable interest rate			3.00%